LONG-TERM DEBT AND SHORT-TERM DEBT	12 Months Ended
Feb. 29, 2020
BOND PAYABLE & LONG-TERM DEBT AND SHORT-TERM DEBT
LONG-TERM DEBT AND SHORT-TERM DEBT

14.         LONG-TERM DEBT AND SHORT-TERM DEBT

Facilities Agreement of 2016

On June 30, 2016, the Company entered into a three-year $400,000 term and revolving facilities agreement (the “Facilities Agreement”) with a group of arrangers led by Deutsche Bank AG, Singapore Branch. The facilities, a $225,000 three-year bullet maturity term loan and a $175,000 three-year revolving facility, are priced at 250 basis points over LIBOR. The interest is payable on a quarterly basis. The Company also paid commitment fee of 0.75% per annum based on the undrawn portion of the facilities for the period commencing on the commitment fee accrual commencement date to the end of the availability period applicable to the facilities. The use of proceeds of the facilities are for general corporate purposes.

The debt issuance cost of $12,000 for the Facilities Agreement of 2016 was amortized over the period from June 30, 2016 to June 30, 2019, the termination date of the Facilities Agreement.

The Facilities Agreement contains financial covenants on the Group’s tangible net worth, interest cover and leverage, and also it has acceleration clauses about the occurrence of an event of default. The Company is required to maintain restricted cash equivalent to a three-month period of interest expense for the duration of the Facilities Agreement.

In connection with the facilities agreement, the Company entered into three interest rate swap agreements, of which the notional amount is $30,000, $30,000 and $50,000, respectively. Pursuant to the interest rate swap agreements, the loans will be settled with a fixed annual interest rate of 3.46%, 4.10% and 4.14% respectively, during the respective term of the loans.

The interest rate swap agreements meet the definition of a derivative in accordance with ASC815. The fair value and the change in fair value of the derivatives related to the interest rate swap agreements were insignificant for the years ended February 28, 2019 and February 29, 2020.

As of February 28, 2019, the balance of the loans under the Facilities Agreement of 2016 was $195,000 with maturity dated June 30, 2019. The facilities had been fully repaid and the interest rate swap agreements were settled and terminated with an immaterial gain recognized during fiscal year 2020.

Facilities Agreement of 2019

On February 1, 2019, the Company entered into a three-year $600,000 term and revolving facilities agreement (the “Facilities Agreement of 2019”) with a group of arrangers led by Deutsche Bank AG, Singapore Branch. The facilities, a $270,000 three-year bullet maturity term loan and a $330,000 three-year revolving facility, are priced at 175 basis points over LIBOR. The interest is payable on a quarterly basis. The Company also paid commitment fee of 0.35% per annum based on the undrawn portion of the facilities for the period commencing on the commitment fee accrual commencement date to the end of the availability period applicable to the facilities. The use of proceeds of the facilities are for general corporate purposes.

The Facilities Agreement of 2019 contains financial covenants on the Group’s equity, interest cover and leverage, and also it has acceleration clauses about the occurrence of an event of default. The Company is required to maintain restricted cash equivalent to a three-month period of interest expense on the draw down for the duration of the Facilities Agreement of 2019.

14.         LONG-TERM DEBT AND SHORT-TERM DEBT - continued

Facilities Agreement of 2019 - continued

The debt issuance cost of $12,600 for the Facilities Agreement of 2019 was amortized over the period from February 1, 2019 to January 31, 2022, and it was presented in the balance sheets as a direct deduction from the principal amount of the loan.

As of February 28, 2019, no draw down of loans was made under the Facilities Agreement of 2019. As of February 29, 2020, the Company had drawn down $270,000 three-year bullet maturity term loan under the facility commitment.

Facilities Agreement of Zhenjiang

In December 2019, the Group signed a RMB1,800 million loan facilities agreement with a group of arrangers led by a PRC bank. The facilities have a term of eight years and an effective drawdown period of three years. The interest rate is prime minus 39 basis points where prime is based on Loan Prime Rate released by the National Inter-Bank Funding Center of the PRC. The interest is payable on a quarterly basis. The principal of the loan facilities is to be repaid on a proportional basis semiannually after the 3-year drawdown period. The use of proceeds of the facilities are for the construction of buildings in the city of Zhenjiang. The loan facilities are collateralized by a pledge of the construction project and the land use rights in Zhenjiang.

As of February 29, 2020, the Group had not made any draw down of the loan under the facilities agreement.

Short-term Loan Agreement

In June 2018, the Group entered into a one-year loan agreement with a PRC bank for amount of $14,945. The use of proceeds of the loan are for general corporate purposes. The loan matured in June 2019 and had been fully repaid as of February 29, 2020.